UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Item 1. Report to Shareholders

Short-Term Bond Fund	November 30, 2016

The views and opinions in this report were current as of November 30, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Improved economic data before the election and hopes for even faster growth under the incoming Trump administration weighed on securities that are vulnerable to rising interest rates, especially Treasury bonds. U.S. Treasury yields increased, with yields on short-term Treasuries climbing less than those on long-maturity bonds. Thanks to our asset allocation decisions, your fund outperformed its benchmark, and benefited from a large allocation to high-quality corporate bonds.

PERFORMANCE

Your fund returned 0.58% during the six months ended November 30, 2016, outperforming its benchmark, the Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index, which returned 0.17%. However, the fund slightly underperformed the Lipper Short Investment Grade Debt Funds Average of 0.62% for the same period. The fund’s net asset value ended the reporting period at $4.72, down from $4.73 at the end of May 2016. Dividends contributed $0.04 per share during the six-month period. (Performance for the Advisor and I Class shares will vary, reflecting their different fee structures.) The fund’s investment objective is to provide greater income than a money market fund or an ultra-short-term fixed income instrument but with a higher degree of principal risk.

What Rising Rates Mean for Bonds

With the Federal Reserve expected to continue its measured approach to interest rate hikes, yields on U.S. Treasuries and other fixed income securities may slowly increase from the low levels of the recent past. We expect the Fed to pause after each increase in the federal funds rate and to carefully analyze incoming U.S. economic data to be sure that the long recovery from the global financial crisis is durable enough to withstand further incremental moves toward normalization of monetary policy. The Fed's more gradual approach to interest rate normalization than previous cycles nonetheless brings the risk of rising rates to the forefront for bond investors. Higher interest rates weigh on the prices of most types of bonds.

Importantly, investors also need to understand that not all bonds or bond funds would respond uniformly in such an environment. In particular, the duration of a bond or bond fund, which is tied in part to its maturity, provides important information about how the asset will perform when rates change. Also, some bond sectors and bonds of varying quality are better insulated from rate changes and may even perform well as rates rise.

A bond fund's duration (shown in the Portfolio Characteristics exhibit) is the most precise indicator of how the fund will respond to rising rates. If a bond fund has a duration of 5.3 years, for example, the fund's net asset value (NAV) would be expected to fall about 5.3% in value for every one-percentage-point rise in rates. Even this is only part of the picture, however—rising rates will also generally mean higher dividends per share as the fund invests in new, higher-yielding bonds. As a result, the fund's total return (change in NAV plus dividend income) is unlikely to fall as steeply as the duration indicates.

Generally, bond funds with a shorter weighted average maturity—in other words, those with holdings that come due sooner—have lower durations and should fare better than funds with longer average maturities when rates rise. This is because investors in the bonds will not be locked into lower yields, or coupon payments, for long. When the fund receives principal payments from maturing bonds, it can reinvest them at a higher yield. Indeed, for investors in a bond fund with a low duration and a low weighted average maturity, higher rates can mean an increase in income potential.

Some fixed income sectors offer an added degree of protection from rising rates. Floating rate funds invest in bank loans where the interest rate on the loan is periodically reset, meaning that investors face very little interest rate risk. However, the bank loans usually have a credit profile that is below investment quality, which means these investments may have greater exposure to default risk than investment-grade bonds. Mortgage-backed securities typically fare better than other bonds of similar maturity when rates rise modestly, as fewer homeowners will refinance and pay off their loans early.

In addition, lower-quality bonds with a price that is highly sensitive to the issuer's credit rating (shown in the Quality Diversification exhibit) may perform better as rates increase. Rising rates often accompany a strengthening economy, which can lead to credit upgrades for lower-rated issuers. Also, the higher yields offered by lower-quality bonds provide an additional cushion to total return if bond prices fall as interest rates increase. However, lower-quality bonds are generally exposed to greater credit risk than other bonds because the securities carry a higher risk of default.

ECONOMY AND INTEREST RATES

The U.S. economy picked up after sluggish performance in the first half of 2016. Although the pace of employment growth moderated, the labor market tightened and wage growth modestly accelerated. Inflation pressures firmed, too, as commodity prices rebounded above their early-2016 lows. During the six-month period, interest rates moved higher, as markets anticipated that the Federal Reserve would raise its federal funds target rate in late 2016. Interest rates moved sharply higher after the U.S. election as inflation expectations increased. Shortly after our reporting period, the central bank lifted the fed funds target rate range to 0.50% to 0.75%—an increase of 25 basis points (one hundred basis points equal one percentage point). The yield curve steepened as long-term rates increased more than short-maturity yields. The yield on the two-year Treasury note began the period at 0.87% and rose to 1.11%, whereas the yield on the 10-year Treasury began at 1.84% and ended the reporting period at 2.37%. (Bond prices and yields move in opposite directions.) Credit spreads on investment-grade corporate bonds narrowed significantly over the period, especially as Treasury yields rose after the election as vigorous demand from yield-hungry investors (particularly those in Asia) was easily digested with new supply. The prospect of corporate tax cuts and higher levels of government spending from the Trump administration helped support investment-grade corporate bonds, as did a decline in risk aversion following the stabilization in oil prices.

PORTFOLIO REVIEW

Given the economic and political uncertainties of the past six months, ranging from the UK’s vote to leave the European Union to the election of Donald Trump, we maintained a defensive tilt to the portfolio, keeping the majority of our holdings in high-quality, shorter-maturity bonds. We incrementally added to short-maturity corporate debt. The shorter maturity of the high-quality corporate debt allocations allowed the portfolio to pick up incremental yield without significantly adding to credit or interest rate risk. Toward the end of the reporting period, the portfolio increased its allocation to commercial paper, which offers attractive yields and a lower-duration profile. These asset allocation decisions benefited relative performance. In addition to our overweight to corporate bonds, our out-of-benchmark positions in asset-backed securities (ABS) and mortgage-backed securities (MBS) and the corresponding underweight to U.S. Treasuries contributed to performance as yields rose during the period. Yield curve positioning, which was neutral to the benchmark, detracted from returns as yields rose during the period.

While the U.S. business cycle may have peaked, overseas investor demand remained strong, especially for new corporate bond issues with stronger credit fundamentals. ExxonMobil was a top performer for the portfolio over the six-month period. This industry with diversified holdings was not as reliant on oil production and exploration as many of its competitors, who experienced bouts of volatility in step with commodity prices. The portfolio is underweight energy names with a bias toward higher-quality industry leaders that can withstand the lower-for-longer commodity price environment. Bonds issued by Chinese e-commerce giants Alibaba Group Holding and JD.com were also top contributors as the companies benefited from solid earnings and growth projections. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Several financial services holdings detracted from relative performance amid preelection jitters about potential government regulations, which prompted some companies to increase their capital reserves. Worries about Deutsche Bank’s viability under increased scrutiny from U.S. Justice Department and European regulators added to the pressure on the broad financials sector. The sector somewhat rebounded after the U.S. presidential election on hopes that the new administration will repeal or reduce some of the regulations currently in place and lower corporate tax rates.

At the end of November, corporate bonds and notes accounted for 51% of the portfolio’s assets, followed by ABS and MBS at 22% and 12%, respectively. Commercial mortgage-backed securities, government-related securities, and U.S. Treasury bonds and notes composed the remaining 14%.The portfolio has 94% of net assets invested in securities rated BBB or higher, including those guaranteed by the U.S. Treasury and various U.S. government agencies.

While we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy occasionally for hedging purposes. Derivatives may include futures, options, and interest-only mortgages, as well as credit default and interest rate swaps. Additionally, we may take a positive fundamental view on a credit, via the credit default swap market, by selling protection where a price or structure is more attractive than the cash bond market. In the past six months, our exposure to derivatives had no material impact on performance.

OUTLOOK

Following the Fed’s December 2016 rate hike, we expect the central bank to carefully weigh the policy actions of the new administration before moving forward with additional rate increases. While we believed the U.S. economic expansion was nearing its end, new tax and spending proposals could prolong it. Even if the U.S. credit cycle has passed its peak, we expect investor demand for U.S. assets to remain high, especially as rates in many other developed markets hover near zero.

There is undoubtedly uncertainty in this market, and we will continue to emphasize risk management. We have always taken a risk-aware, long-term approach to investing, and we generally buy bonds that we intend to hold until maturity. We plan to continue our shift into lower-risk assets while selectively adding to higher-conviction names. As always, we strive to find value and seek out securities offering reasonable yields without taking on an inordinate level of risk. Thank you for investing with T. Rowe Price.

Respectfully submitted,

Edward A. Wiese
President and cochairman of the fund’s Investment Advisory Committee

Michael Reinartz
Cochairman of the fund’s Investment Advisory Committee

December 20, 2016

The committee chairmen have day-to-day responsibility for managing the portfolio and work with committee members in developing and executing the fund’s investment program.

UPCOMING FUND MANAGEMENT CHANGE

As a reminder to our shareholders, Edward “Ted” Wiese stepped down as co-manager of the Short-Term Bond Fund on December 31, 2016, after more than 20 years at the helm, to focus on managing the Fixed Income Division. Mike Reinartz assumed all managerial responsibilities on January 1, 2017. Mike was named co-portfolio manager of the fund in January 2015 and had, since 2012, acted as associate portfolio manager for the U.S. Short-Term Bond Strategy, working closely with Ted during the that time.

Mike is supported by a tenured and experienced Low Duration Strategy team, who average 25 years of total investment experience and 18 years of investment experience with T. Rowe Price.

RISKS OF FIXED INCOME INVESTING

Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Bloomberg Barclays 1–3 Year U.S. Government/Credit Bond Index: A total return index that incorporates all bonds in the Treasury Bond Index and the Agency Bond Index, as well as U.S. corporate and some foreign debentures and secured notes, with maturities of one to three years.

Duration: A measure of a bond fund’s sensitivity to changes in interest rates. For example, a fund with duration of two years would fall about 2% in price in response to a one-percentage-point rise in interest rates, and vice versa.

Fed funds rate: The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The Federal Reserve sets a target federal funds rate to affect the direction of interest rates.

Lipper averages: The averages of available mutual fund performance returns for specified time periods in defined categories as tracked by Lipper Inc.

SEC yield (30-day): A method of calculating a fund’s yield that assumes all portfolio securities are held until maturity. Yield will vary and is not guaranteed.

Weighted average maturity: A measure of a fund’s interest rate sensitivity. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes. The weighted average maturity may take into account the interest rate readjustment dates for certain securities.

Yield curve: A graphic depiction of the relationship between yields and maturity dates for a set of similar securities. A security with a longer maturity usually has a higher yield. If a short-term security offers a higher yield, then the curve is said to be “inverted.” If short-and long-term bonds are offering equivalent yields, then the curve is said to be “flat.”

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	6 Months Ended 11/30/16	Year Ended 5/31/16	5/31/15	5/31/14	5/31/13	5/31/12
NET ASSET VALUE						
Beginning of period	$ 4.73	$ 4.77	$ 4.80	$ 4.82	$ 4.84	$ 4.87
Investment activities						
Net investment income(1)	0.03	0.06	0.05	0.05	0.06	0.09
Net realized and unrealized gain / loss	–(2)	(0.03)	(0.01)	–(2)	0.01	(0.01)
Total from investment activities	0.03	0.03	0.04	0.05	0.07	0.08
Distributions						
Net investment income	(0.04)	(0.06)	(0.07)	(0.07)	(0.09)	(0.11)
Tax return of capital	–	(0.01)	–	–	–	–
Total distributions	(0.04)	(0.07)	(0.07)	(0.07)	(0.09)	(0.11)
NET ASSET VALUE						
End of period	**$ 4.72**	**$ 4.73**	**$ 4.77**	**$ 4.80**	**$ 4.82**	**$ 4.84**

Ratios/Supplemental Data

	6 Months Ended 11/30/16	Year Ended 5/31/16	5/31/15	5/31/14	5/31/13	5/31/12
Total return(3)	**0.58%**	**0.68%**	**0.75%**	**1.08%**	**1.40%**	**1.58%**
Ratio of total expenses to average net assets	0.50%(4)	0.52%	0.52%	0.52%	0.51%	0.53%
Ratio of net investment income to average net assets	1.32%(4)	1.20%	1.09%	1.12%	1.29%	1.85%
Portfolio turnover rate	21.1%	44.4%	53.2%	45.9%	66.5%	92.3%
Net assets, end of period (in millions)	$ 4,310	$ 4,667	$ 5,983	$ 6,116	$ 6,405	$ 5,815

(1) Per share amounts calculated using average shares outstanding method.
(2) Amounts round to less than $0.01 per share.
(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(4) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Advisor Class

	6 Months Ended 11/30/16	Year Ended 5/31/16	5/31/15	5/31/14	5/31/13	5/31/12
NET ASSET VALUE						
Beginning of period	$ 4.73	$ 4.76	$ 4.80	$ 4.82	$ 4.84	$ 4.87
Investment activities						
Net investment income[1]	0.02	0.04	0.04	0.04	0.07	0.05
Net realized and unrealized gain / loss	(0.01)	(0.01)	(0.03)	(0.01)	(0.02)	0.01
Total from investment activities	0.01	0.03	0.01	0.03	0.05	0.06
Distributions						
Net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.07)	(0.09)
Tax return of capital	–	(0.01)	–	–	–	–
Total distributions	(0.03)	(0.06)	(0.05)	(0.05)	(0.07)	(0.09)
NET ASSET VALUE						
End of period	**$ 4.71**	**$ 4.73**	**$ 4.76**	**$ 4.80**	**$ 4.82**	**$ 4.84**

Ratios/Supplemental Data

Total return[2]	**0.21%**	**0.60%**	**0.24%**	**0.73%**	**1.13%**	**1.32%**
Ratio of total expenses to average net assets	0.82%[3]	0.80%	0.81%	0.87%	0.83%	0.77%
Ratio of net investment income to average net assets	0.99%[3]	0.88%	0.85%	0.76%	1.41%	1.12%
Portfolio turnover rate	21.1%	44.4%	53.2%	45.9%	66.5%	92.3%
Net assets, end of period (in thousands)	$ 88,356	$ 104,424	$ 118,567	$ 188,918	$ 193,857	$ 935,097

(1) Per share amounts calculated using average shares outstanding method.
(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(3) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

CORPORATE BONDS 47.0%

FINANCIAL INSTITUTIONS 16.8%

Banking 12.2%

	Par/Shares	$ Value
Banco de Credito del Peru, 2.25%, 10/25/19 (1)	2,450	2,432
Bank of America, 1.70%, 8/25/17	14,909	14,932
Bank of America, 2.00%, 1/11/18	6,955	6,978
Bank of America, 2.503%, 10/21/22	5,545	5,369
Bank of America, 2.625%, 4/19/21	11,065	10,986
Bank of America, 5.65%, 5/1/18	5,045	5,302
Banque Federale Credit Mutuel, 1.70%, 1/20/17 (1)	15,770	15,770
Banque Federale Credit Mutuel, 2.50%, 10/29/18 (1)	15,785	15,926
Barclays Bank, 6.05%, 12/4/17 (1)	13,230	13,711
BB&T, VR, 1.71%, 6/15/18	11,850	11,917
BPCE, 2.50%, 12/10/18	21,020	21,235
Capital One National Association, 1.85%, 9/13/19	13,095	12,962
Citigroup, 1.55%, 8/14/17	18,060	18,061
Citigroup, 1.70%, 4/27/18	1,915	1,911
Citigroup, 1.80%, 2/5/18	12,870	12,867
Citigroup, 1.85%, 11/24/17	5,585	5,600
Citigroup, 2.05%, 6/7/19	6,100	6,085
Citizens Bank Rhode Island, 2.30%, 12/3/18	1,395	1,404
Citizens Bank Rhode Island, 2.45%, 12/4/19	1,920	1,929
Citizens Bank Rhode Island, 2.50%, 3/14/19	11,980	12,059
Citizens Bank Rhode Island, 2.55%, 5/13/21	5,020	4,989
Credit Suisse New York, 1.375%, 5/26/17	6,150	6,149
Discover Bank, 2.00%, 2/21/18	1,623	1,623
Discover Bank, 7.00%, 4/15/20	16,180	17,966
Discover Financial Services, 6.45%, 6/12/17	12,793	13,096
Goldman Sachs, 2.90%, 7/19/18	2,815	2,856
Goldman Sachs, 5.95%, 1/18/18	12,431	12,985

Goldman Sachs, 6.15%, 4/1/18	32,155	33,925
HSBC Bank, VR, 1.546%, 5/15/18 (1)	16,120	16,140
Huntington National Bank, 2.20%, 11/6/18	9,125	9,155
JPMorgan Chase, VR, 2.112%, 10/24/23	18,000	18,115
Merrill Lynch, 6.40%, 8/28/17	19,420	20,096
Merrill Lynch, 6.875%, 4/25/18	15,485	16,522
Mizuho Bank, 1.70%, 9/25/17 (1)	11,555	11,556
Morgan Stanley, VR, 1.732%, 1/24/19	41,265	41,446
Morgan Stanley, VR, 2.162%, 4/25/18	19,105	19,327
National Bank of Canada, 1.45%, 11/7/17	25,730	25,732
Nationwide Building Society, 2.35%, 1/21/20 (1)	9,050	9,028
PNC Bank, 1.80%, 11/5/18	2,645	2,650
Regions Bank, 7.50%, 5/15/18	3,455	3,724
Santander Bank, 2.00%, 1/12/18	5,169	5,152
Santander U.K., 2.875%, 10/16/20	5,820	5,744
Skandinaviska Enskilda Banken, 1.50%, 9/13/19	13,675	13,473
Standard Chartered, 1.50%, 9/8/17 (1)	16,710	16,627
Standard Chartered, 2.10%, 8/19/19 (1)	3,575	3,529
Sumitomo Mitsui Banking, 1.762%, 10/19/18	3,805	3,791
Sumitomo Mitsui Trust Bank, 1.80%, 3/28/18 (1)	21,655	21,577
SunTrust Banks, 2.35%, 11/1/18	7,250	7,316
Swedbank, 1.75%, 3/12/18 (1)	32,085	32,089
Toronto-Dominion Bank, VR, 1.437%, 4/30/18	15,100	15,154
UBS Group Funding Jersey, 3.00%, 4/15/21 (1)	14,810	14,810
Union Bank of California, 2.125%, 6/16/17	16,350	16,421
		640,199
Brokerage Asset Managers Exchanges 0.0%		
Legg Mason, 2.70%, 7/15/19	2,270	2,286
		2,286

Real Estate Investment Trusts 0.8%

American Campus Communities, 3.35%, 10/1/20	8,765	8,920
Kimco Realty, 6.875%, 10/1/19	2,010	2,260
Simon Property Group, 2.35%, 1/30/22	5,695	5,632
Ventas Realty, 1.25%, 4/17/17	3,350	3,348
Ventas Realty, 2.00%, 2/15/18	5,030	5,041
Ventas Realty, 4.00%, 4/30/19	1,120	1,163
WEA Finance, 1.75%, 9/15/17 (1)	9,235	9,261
WEA Finance, 2.70%, 9/17/19 (1)	5,118	5,177
WEA Finance, 3.25%, 10/5/20 (1)	2,515	2,561
		43,363
Total Financial Institutions		881,753

INDUSTRIAL 27.7%

Basic Industry 1.1%

Air Liquide Finance, 1.375%, 9/27/19 (1)	12,835	12,623
Eastman Chemical, 2.40%, 6/1/17	4,365	4,398
Eastman Chemical, 2.70%, 1/15/20	1,821	1,828
GoldCorp, 2.125%, 3/15/18	14,040	14,022
Invista Finance, 4.25%, 10/15/19 (1)	12,970	12,938
Solvay Finance, 3.40%, 12/3/20 (1)	9,715	9,886
		55,695

Capital Goods 1.4%

Fortive, 1.80%, 6/15/19 (1)	1,355	1,343
Harris, 1.999%, 4/27/18	14,553	14,575
Martin Marietta Materials, VR, 1.938%, 6/30/17	9,645	9,664
Roper Industries, 1.85%, 11/15/17	2,860	2,869
Roper Industries, 2.05%, 10/1/18	15,310	15,389
Roper Technologies, 3.00%, 12/15/20	1,865	1,889

Stanley Black & Decker, 2.451%, 11/17/18	27,105	27,385
		73,114
Communications 3.1%		
AT&T, 2.30%, 3/11/19	13,610	13,643
Charter Communications Operating, 3.579%, 7/23/20 (1)	9,805	9,999
Crown Castle International, 2.25%, 9/1/21	11,630	11,208
Crown Castle International, 3.40%, 2/15/21	8,425	8,551
Crown Castle Towers, 6.113%, 1/15/40 (1)	3,295	3,608
Interpublic Group of Companies, 2.25%, 11/15/17	21,964	22,083
S&P Global, 2.50%, 8/15/18	2,570	2,599
SBA Tower Trust, 2.24%, 4/15/43 (1)	9,700	9,647
SBA Tower Trust, 2.933%, 12/15/42 (1)	26,120	26,118
SBA Tower Trust, 3.598%, 4/15/43 (1)	7,530	7,525
Thomson Reuters, 1.30%, 2/23/17	7,920	7,923
Time Warner Cable, 5.85%, 5/1/17	10,295	10,476
Time Warner Cable, 6.75%, 7/1/18	4,665	4,999
Time Warner Cable, 8.25%, 4/1/19	16,200	18,284
Verizon Communications, 2.625%, 2/21/20	8,895	8,962
		165,625
Consumer Cyclical 6.0%		
Alibaba Group Holding, 2.50%, 11/28/19	19,100	19,241
AutoZone, 1.625%, 4/21/19	1,315	1,303
Brinker International, 2.60%, 5/15/18	9,675	9,679
Daimler Finance North America, 1.75%, 10/30/19 (1)	16,030	15,810
Daimler Finance North America, VR, 1.746%, 8/1/18 (1)	12,065	12,120
Delphi Automotive, 3.15%, 11/19/20	14,625	14,860
Dollar General, 4.125%, 7/15/17	16,335	16,610
Experian Finance, 2.375%, 6/15/17 (1)	7,735	7,764

Ford Motor Credit, 1.684%, 9/8/17	22,715	22,744
Ford Motor Credit, 2.021%, 5/3/19	5,570	5,500
Ford Motor Credit, 2.375%, 1/16/18	2,135	2,141
Ford Motor Credit, 3.00%, 6/12/17	5,635	5,675
General Motors Financial, 2.35%, 10/4/19	10,160	9,979
General Motors Financial, 3.10%, 1/15/19	4,695	4,736
General Motors Financial, 3.15%, 1/15/20	16,275	16,275
General Motors Financial, 4.75%, 8/15/17	13,434	13,709
GLP Capital, 4.375%, 11/1/18	14,000	14,473
Hyundai Capital America, 1.45%, 2/6/17 (1)	12,540	12,542
Hyundai Capital America, 1.75%, 9/27/19 (1)	1,325	1,301
Hyundai Capital America, 2.00%, 7/1/19 (1)	4,480	4,441
Hyundai Capital America, 2.40%, 10/30/18 (1)	4,485	4,505
Hyundai Capital America, 2.50%, 3/18/19 (1)	14,460	14,511
Hyundai Capital Services, 3.50%, 9/13/17 (1)	7,470	7,570
JD.com, 3.125%, 4/29/21	26,880	26,554
Nissan Motor Acceptance, 1.55%, 9/13/19 (1)	6,680	6,571
Nissan Motor Acceptance, 1.95%, 9/12/17 (1)	16,940	17,004
Volkswagen Group America, 1.25%, 5/23/17 (1)	14,845	14,818
Walgreens Boots Alliance, 1.75%, 5/30/18	9,595	9,612
Wyndham Worldwide, 2.95%, 3/1/17	4,150	4,161
		316,209
Consumer Non-Cyclical 7.2%		
Abbott Laboratories, 2.35%, 11/22/19	21,755	21,748
Abbott Laboratories, 2.90%, 11/30/21	9,385	9,347
AbbVie, 1.80%, 5/14/18	25,975	25,961
AbbVie, 2.30%, 5/14/21	8,275	8,090
Actavis Funding, 2.35%, 3/12/18	13,905	13,992
Agilent Technologies, 6.50%, 11/1/17	2,573	2,673

Allergan, 1.875%, 10/1/17	13,935	13,967
Anheuser-Busch InBev Finance, 1.90%, 2/1/19	21,760	21,741
Baxalta, 2.00%, 6/22/18	2,020	2,019
Baxalta, VR, 1.646%, 6/22/18	5,105	5,108
Biogen IDEC, 2.90%, 9/15/20	5,535	5,611
Bunge Limited Finance, 3.20%, 6/15/17	22,615	22,816
Bunge Limited Finance, 3.50%, 11/24/20	4,835	4,914
Bunge Limited Finance, 8.50%, 6/15/19	860	991
Catholic Health Initiatives, 1.60%, 11/1/17	1,740	1,741
Catholic Health Initiatives, 2.60%, 8/1/18	8,375	8,456
Celgene, 1.90%, 8/15/17	3,380	3,393
Celgene, 2.125%, 8/15/18	2,695	2,706
Celgene, 2.30%, 8/15/18	9,738	9,809
Danone, 1.691%, 10/30/19 (1)	21,250	20,976
Express Scripts Holding, 2.25%, 6/15/19	1,500	1,501
Express Scripts Holding, 3.30%, 2/25/21	2,265	2,314
Heineken, 1.40%, 10/1/17 (1)	9,805	9,805
Imperial Tobacco Finance, 2.05%, 2/11/18 (1)	23,815	23,846
Mead Johnson Nutrition, 3.00%, 11/15/20	3,025	3,058
Medco Health Solutions, 4.125%, 9/15/20	6,607	6,950
Newell Rubbermaid, 2.05%, 12/1/17	11,110	11,143
Newell Rubbermaid, 2.15%, 10/15/18	9,555	9,611
Newell Rubbermaid, 2.60%, 3/29/19	16,265	16,429
Perrigo, 2.30%, 11/8/18	8,498	8,498
Perrigo Finance, 3.50%, 3/15/21	2,760	2,784
Reynolds American, 2.30%, 6/12/18	8,970	9,038
Reynolds American, 8.125%, 6/23/19	3,407	3,911
Shire Acquisition Investments Ireland, 1.90%, 9/23/19	17,985	17,762
Teva Pharmaceutical Finance III, 1.40%, 7/20/18	13,530	13,387

Teva Pharmaceutical Finance III, 1.70%, 7/19/19	10,545	10,348
Teva Pharmaceutical Finance III, 2.20%, 7/21/21	5,195	4,978
Tyson Foods, 2.65%, 8/15/19	7,665	7,738
Whirlpool, 1.35%, 3/1/17	3,960	3,961
Whirlpool, 1.65%, 11/1/17	5,630	5,638
		378,759
Energy 4.6%		
Anadarko Petroleum, 6.375%, 9/15/17	23,582	24,525
Cameron International, 1.15%, 12/15/16	2,375	2,375
Cameron International, 1.40%, 6/15/17	8,115	8,107
Canadian Natural Resources, 1.75%, 1/15/18	4,940	4,915
Canadian Natural Resources, 5.70%, 5/15/17	12,390	12,592
Columbia Pipeline Group, 2.45%, 6/1/18	5,355	5,386
ConocoPhillips, 1.05%, 12/15/17	6,925	6,886
ConocoPhillips, 5.20%, 5/15/18	1,450	1,519
DCP Midstream Operating, 2.50%, 12/1/17	17,970	18,240
Enbridge, VR, 1.289%, 6/2/17	14,175	14,140
Encana, 6.50%, 5/15/19	1,315	1,408
Energy Transfer Partners, 6.125%, 2/15/17	6,764	6,805
Energy Transfer Partners, 6.70%, 7/1/18	5,265	5,604
Enterprise Products Operations, 2.55%, 10/15/19	5,340	5,391
Enterprise Products Operations, 6.30%, 9/15/17	12,700	13,180
ExxonMobil, VR, 1.205%, 3/6/22	29,120	28,926
Kinder Morgan Energy Partners, 5.95%, 2/15/18	4,225	4,408
Kinder Morgan Energy Partners, 6.00%, 2/1/17	3,380	3,399
Kinder Morgan Finance, 6.00%, 1/15/18 (1)	5,090	5,300
Marathon Oil, 6.00%, 10/1/17	13,248	13,693
Murphy Oil, STEP, 3.50%, 12/1/17	27,157	27,361
ONEOK Partners, 3.20%, 9/15/18	1,050	1,073

Panhandle Eastern Pipeline, 6.20%, 11/1/17	2,080	2,149
Rowan Companies, 5.00%, 9/1/17	4,551	4,608
Spectra Energy Partners, 2.95%, 9/25/18	5,080	5,160
Transocean, VR, 6.80%, 12/15/16	5,040	5,041
Williams Partners, 7.25%, 2/1/17	9,790	9,879
		242,070
Industrial Other 0.6%		
Hutchinson Whampoa Finance, 1.625%, 10/31/17 (1)	33,310	33,267
		33,267
Technology 2.1%		
Anstock II, 2.125%, 7/24/17	12,255	12,249
Baidu, 2.75%, 6/9/19	12,940	13,131
Fidelity National Information Services, 1.45%, 6/5/17	4,605	4,607
Fidelity National Information Services, 2.25%, 8/15/21	10,005	9,752
Hewlett Packard Enterprise, STEP, 2.70%, 10/5/17 (1)	25,815	26,038
Keysight Technologies, 3.30%, 10/30/19	27,390	27,791
Tencent Holdings, 2.00%, 5/2/17 (1)	8,705	8,714
Tencent Holdings, 2.875%, 2/11/20 (1)	4,615	4,636
Xerox, 2.95%, 3/15/17	2,485	2,495
		109,413
Transportation 1.6%		
ERAC USA Finance, 2.75%, 3/15/17 (1)	6,390	6,414
ERAC USA Finance, 2.80%, 11/1/18 (1)	1,655	1,678
ERAC USA Finance, 6.375%, 10/15/17 (1)	5,950	6,189
HPHT Finance 15, 2.25%, 3/17/18 (1)	8,562	8,550
J.B. Hunt Transportation Services, 2.40%, 3/15/19	2,830	2,840
Kansas City Southern, 2.35%, 5/15/20	14,285	14,113
Penske Truck Leasing, 2.50%, 6/15/19 (1)	7,470	7,503

Penske Truck Leasing, 2.875%, 7/17/18 (1)	8,670	8,786
Penske Truck Leasing, 3.375%, 3/15/18 (1)	7,604	7,750
Penske Truck Leasing, 3.75%, 5/11/17 (1)	2,905	2,933
Southwest Airlines, 2.75%, 11/6/19	8,015	8,155
Southwest Airlines, 5.75%, 12/15/16	8,874	8,885
		83,796
Total Industrial		1,457,948

UTILITY 2.5%

Electric 2.5%

Dominion Resources, 1.50%, 9/30/18 (1)	4,795	4,757
Dominion Resources, 2.125%, 2/15/18 (1)	14,485	14,511
Dominion Resources, STEP, 2.962%, 7/1/19	3,155	3,195
EDP Finance, 6.00%, 2/2/18 (1)	2,635	2,747
Exelon, 1.55%, 6/9/17	7,970	7,970
Exelon Generation, 2.95%, 1/15/20	5,540	5,608
Monongahela Power, 5.70%, 3/15/17 (1)	1,720	1,739
NextEra Energy Capital Holdings, 1.649%, 9/1/18	3,650	3,642
NextEra Energy Capital Holdings, 2.056%, 9/1/17	2,803	2,813
NextEra Energy Capital Holdings, 2.30%, 4/1/19	3,735	3,763
Origin Energy Finance, 3.50%, 10/9/18 (1)	14,437	14,617
PPL Capital Funding, 1.90%, 6/1/18	4,050	4,048
San Diego Gas & Electric, 1.914%, 2/1/22	4,475	4,416
Southern Company, 1.55%, 7/1/18	3,515	3,501
Southern Company, 1.85%, 7/1/19	12,725	12,677
Southern Company, 2.35%, 7/1/21	2,695	2,652
Southern Power, 1.85%, 12/1/17	2,935	2,946
Teco Finance, VR, 1.476%, 4/10/18	15,210	15,178

Zhejiang Provincial Energy, 2.30%, 9/30/17	20,735	20,753
		131,533
Natural Gas 0.0%		
NiSource Finance, 6.40%, 3/15/18	260	275
		275
Total Utility		131,808
Total Corporate Bonds (Cost $2,469,040)		2,471,509
ASSET-BACKED SECURITIES 21.7%		
Car Loan 12.8%		
Ally Master Owner Trust Series 2014-1, Class A2 1.29%, 1/15/19	7,910	7,911
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20	30,630	30,647
AmeriCredit Automobile Receivables Trust Series 2013-5, Class B 1.52%, 1/8/19	3,048	3,050
AmeriCredit Automobile Receivables Trust Series 2014-2, Class B 1.60%, 7/8/19	8,235	8,245
AmeriCredit Automobile Receivables Trust Series 2014-3, Class C 2.58%, 9/8/20	3,030	3,071
AmeriCredit Automobile Receivables Trust Series 2014-4, Class C 2.47%, 11/9/20	4,525	4,574
AmeriCredit Automobile Receivables Trust Series 2015-1, Class A3 1.26%, 11/8/19	14,677	14,674
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27%, 1/8/20	10,155	10,155

AmeriCredit Automobile Receivables Trust Series 2015-4, Class A3 1.70%, 7/8/20	5,295	5,313
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81%, 10/8/20	1,780	1,786
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71%, 9/8/22	2,795	2,761
AmeriCredit Automobile Receivables Trust Series 2016-4, Class A3 1.53%, 7/8/21	7,665	7,628
ARI Fleet Lease Trust Series 2014-A, Class A2 0.81%, 11/15/22 (1)	1,285	1,284
ARI Fleet Lease Trust Series 2015-A, Class A2 1.11%, 11/15/18 (1)	6,680	6,668
ARI Fleet Lease Trust Series 2015-A, Class A3 1.67%, 9/15/23 (1)	13,590	13,557
ARI Fleet Lease Trust Series 2016-A, Class A2 1.82%, 7/15/24 (1)	10,805	10,807
Avis Budget Rental Car Funding Series 2013-1A, Class B 2.62%, 9/20/19 (1)	6,305	6,293
BMW Vehicle Lease Trust Series 2016-2, Class A3 1.43%, 9/20/19	4,340	4,329
BMW Vehicle Owner Trust Series 2014-A, Class A4 1.50%, 2/25/21	5,550	5,565
Capital Auto Receivables Asset Trust Series 2013-3, Class E 4.55%, 3/21/22 (1)	1,430	1,465
Capital Auto Receivables Asset Trust Series 2013-4, Class D 3.22%, 5/20/19	3,240	3,285

Capital Auto Receivables Asset Trust Series 2013-4, Class E 3.83%, 7/20/22 (1)	2,295	2,335
Capital Auto Receivables Asset Trust Series 2014-1, Class A3 1.32%, 6/20/18	1,150	1,150
Capital Auto Receivables Asset Trust Series 2014-1, Class E 4.09%, 9/22/22 (1)	2,095	2,141
Capital Auto Receivables Asset Trust Series 2014-2, Class A3 1.26%, 5/21/18	3,327	3,327
Capital Auto Receivables Asset Trust Series 2014-2, Class E 3.62%, 12/20/22 (1)	1,305	1,328
Capital Auto Receivables Asset Trust Series 2014-3, Class A3 1.48%, 11/20/18	7,704	7,710
Capital Auto Receivables Asset Trust Series 2015-2, Class A2 1.39%, 9/20/18	2,515	2,516
Capital Auto Receivables Asset Trust Series 2015-2, Class A3 1.73%, 9/20/19	5,215	5,231
Capital Auto Receivables Asset Trust Series 2015-4, Class A2 1.62%, 3/20/19	14,075	14,100
Capital Auto Receivables Asset Trust Series 2016-1, Class A3 1.73%, 4/20/20	5,530	5,538
Capital Auto Receivables Asset Trust Series 2016-2, Class A4 1.63%, 1/20/21	3,580	3,549
Capital Auto Receivables Asset Trust Series 2016-3, Class A3 1.54%, 8/20/20	2,455	2,449
CarMax Auto Owner Trust Series 2014-1, Class B 1.69%, 8/15/19	1,170	1,174

CarMax Auto Owner Trust Series 2014-1, Class C 1.93%, 11/15/19	1,695	1,705
CarMax Auto Owner Trust Series 2014-4, Class A3 1.25%, 11/15/19	6,907	6,909
CarMax Auto Owner Trust Series 2014-4, Class A4 1.81%, 7/15/20	5,225	5,247
CarMax Auto Owner Trust Series 2015-1, Class A3 1.38%, 11/15/19	6,668	6,674
CarMax Auto Owner Trust Series 2015-2, Class A3 1.37%, 3/16/20	9,140	9,144
CarMax Auto Owner Trust Series 2016-1, Class A3 1.61%, 11/16/20	11,475	11,483
CarMax Auto Owner Trust Series 2016-2, Class A3 1.52%, 2/16/21	4,785	4,786
CarMax Auto Owner Trust Series 2016-4, Class A3 1.40%, 8/15/21	8,055	7,988
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class D 3.44%, 8/16/21 (1)	3,013	3,058
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A2 1.36%, 1/15/20 (1)	2,625	2,622
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A3 1.64%, 7/15/21 (1)	2,480	2,466
Enterprise Fleet Financing Series 2014-1, Class A2 0.87%, 9/20/19 (1)	535	535
Enterprise Fleet Financing Series 2014-2, Class A2 1.05%, 3/20/20 (1)	10,291	10,276

Enterprise Fleet Financing Series 2015-1, Class A2 1.30%, 9/20/20 (1)	6,672	6,667
Enterprise Fleet Financing Series 2015-2, Class A2 1.59%, 2/22/21 (1)	11,303	11,315
Enterprise Fleet Financing Series 2016-1, Class A2 1.83%, 9/20/21 (1)	25,770	25,791
Enterprise Fleet Financing Series 2016-2, Class A2 1.74%, 2/22/22 (1)	5,415	5,413
Ford Credit Auto Lease Trust Series 2014-B, Class A4 1.10%, 11/15/17	218	218
Ford Credit Auto Lease Trust Series 2015-A, Class A4 1.31%, 8/15/18	5,235	5,240
Ford Credit Auto Owner Trust Series 2015-B, Class A3 1.16%, 11/15/19	16,875	16,872
Ford Credit Auto Owner Trust Series 2016-A, Class A3 1.39%, 7/15/20	4,005	4,008
Ford Credit Floorplan Master Owner Series 2013-2, Class A 2.09%, 3/15/22 (1)	2,505	2,514
Ford Credit Floorplan Master Owner Series 2014-4, Class A1 1.40%, 8/15/19	34,200	34,244
Ford Credit Floorplan Master Owner Series 2015-1, Class A1 1.42%, 1/15/20	10,790	10,797
Ford Credit Floorplan Master Owner Series 2016-3, Class A1 1.55%, 7/15/21	7,630	7,582
GM Financial Auto Lease Series 2015-3, Class A3 1.69%, 3/20/19	8,430	8,455

GM Financial Auto Lease Series 2016-3, Class A3 1.61%, 12/20/19	3,170	3,174
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65%, 5/15/20 (1)	9,540	9,546
GMF Floorplan Owner Revolving Trust Series 2016-1, Class B 2.41%, 5/17/21 (1)	3,035	3,023
GMF Floorplan Owner Revolving Trust Series 2016-1, Class C 2.85%, 5/17/21 (1)	1,165	1,158
Honda Auto Receivables Owner Trust Series 2013-4, Class A4 1.04%, 2/18/20	1,720	1,721
Huntington Auto Trust Series 2016-1, Class A4 1.93%, 4/15/22	5,110	5,110
Hyundai Auto Lease Securitization Trust Series 2014-B, Class A4 1.26%, 9/17/18 (1)	7,320	7,321
Hyundai Auto Lease Securitization Trust Series 2015-A, Class A4 1.65%, 8/15/19 (1)	15,635	15,678
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40%, 11/15/18 (1)	8,435	8,446
Hyundai Auto Lease Securitization Trust Series 2016-A, Class A3 1.60%, 7/15/19 (1)	3,970	3,981
Hyundai Auto Lease Securitization Trust Series 2016-C, Class A4 1.65%, 7/15/20 (1)	5,965	5,931
Hyundai Auto Receivables Trust Series 2013-A, Class A4 0.75%, 9/17/18	1,275	1,275
Hyundai Auto Receivables Trust Series 2015-A, Class A3 1.05%, 4/15/19	6,110	6,107

Hyundai Auto Receivables Trust Series 2016-A, Class A3 1.56%, 9/15/20	1,855	1,860
Mercedes-Benz Auto Lease Trust Series 2016-A, Class A3 1.52%, 3/15/19	9,175	9,195
Mercedes-Benz Auto Lease Trust Series 2016-B, Class A3 1.35%, 8/15/19	3,220	3,214
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3 1.34%, 12/16/19	8,980	8,988
Nissan Auto Lease Trust Series 2015-A, Class A3 1.40%, 6/15/18	12,165	12,179
Nissan Auto Lease Trust Series 2016-B, Class A4 1.61%, 1/18/22	7,395	7,359
Nissan Auto Receivables Owner Trust Series 2015-B, Class A3 1.34%, 3/16/20	9,080	9,087
Nissan Auto Receivables Owner Trust Series 2016-A, Class A3 1.34%, 10/15/20	6,870	6,862
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3 1.32%, 1/15/21	1,725	1,722
Nissan Master Owner Trust Receivables Series 2015-A, Class A2 1.44%, 1/15/20	10,690	10,695
Nissan Master Owner Trust Receivables Series 2016-A, Class A2 1.54%, 6/15/21	7,005	6,971
Smart Trust Australia Series 2013-2US, Class A4A 1.18%, 2/14/19	3,530	3,526
Smart Trust Australia Series 2014-1US, Class A3A 0.95%, 2/14/18	1,971	1,970

World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	12,945	12,990
		675,174
Credit Card 2.6%		
American Express Credit Account Master Trust Series 2014-2, Class A 1.26%, 1/15/20	11,530	11,541
Barclays Drydock Issuance Trust Series 2014-2, Class A, VR 0.902%, 3/16/20	13,715	13,723
Cabela's Credit Card Master Trust Series 2014-1, Class A, VR 0.888%, 3/16/20	4,800	4,801
Discover Card Master Trust I Series 2014-A5, Class A 1.39%, 4/15/20	17,485	17,512
Discover Card Master Trust I Series 2016-A1, Class A1 1.64%, 7/15/21	14,285	14,306
Discover Card Master Trust I Series 2016-A4, Class A4 1.39%, 3/15/22	17,475	17,351
GE Capital Credit Card Master Note Trust Series 2012-6, Class A 1.36%, 8/17/20	700	701
Synchrony Credit Card Master Note Trust Series 2013-1, Class B 1.69%, 3/15/21	12,976	12,969
Synchrony Credit Card Master Note Trust Series 2014-1, Class A 1.61%, 11/15/20	19,060	19,114
Synchrony Credit Card Master Note Trust Series 2015-1, Class B 2.64%, 3/15/23	5,075	5,095
Synchrony Credit Card Master Note Trust Series 2015-2, Class A 1.60%, 4/15/21	15,485	15,523

Synchrony Credit Card Master Note Trust Series 2015-4, Class B 2.62%, 9/15/23	3,660	3,657
		136,293
Other Asset-Backed Securities 5.8%		
Ascentium Equipment Receivables Series 2015-2A, Class A3 1.93%, 3/11/19 (1)	17,120	17,178
Ascentium Equipment Receivables Series 2016-1A, Class A2 1.75%, 11/13/18 (1)	3,500	3,509
Ascentium Equipment Receivables Series 2016-2A, Class A2 1.46%, 4/10/19 (1)	2,985	2,980
CCG Receivables Trust Series 2014-1, Class A2 1.06%, 11/15/21 (1)	1,665	1,662
CCG Receivables Trust Series 2015-1, Class A2 1.46%, 11/14/18 (1)	6,485	6,486
CCG Receivables Trust Series 2016-1, Class A2 1.69%, 9/14/22 (1)	4,155	4,154
CNH Equipment Trust Series 2014-A, Class A3 0.84%, 5/15/19	2,142	2,140
CNH Equipment Trust Series 2014-C, Class A3 1.05%, 11/15/19	6,809	6,803
CNH Equipment Trust Series 2015-B, Class A3 1.37%, 7/15/20	15,490	15,486
CNH Equipment Trust Series 2015-C, Class A3 1.66%, 11/16/20	11,210	11,242
CNH Equipment Trust Series 2016-A, Class A3 1.48%, 4/15/21	8,055	8,029

CNH Equipment Trust Series 2016-C, Class A3 1.44%, 12/15/21	5,255	5,216
DB Master Finance Series 2015-1A, Class A2I 3.262%, 2/20/45 (1)	20,215	20,205
Diamond Resorts Owner Trust Series 2013-2, Class A 2.27%, 5/20/26 (1)	1,549	1,544
Elara HGV Timeshare Issuer Series 2014-A, Class A 2.53%, 2/25/27 (1)	2,782	2,780
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A, VR 0.942%, 7/20/19	21,025	21,024
GE Dealer Floorplan Master Note Trust Series 2014-2, Class A, VR 1.012%, 10/20/19	14,055	14,063
GreatAmerica Leasing Receivables Series 2014-1, Class A3 0.89%, 7/15/17 (1)	987	987
GreatAmerica Leasing Receivables Series 2016-1, Class A3 1.73%, 6/20/19 (1)	7,980	7,992
Hilton Grand Vacation Trust Series 2014-AA, Class A 1.77%, 11/25/26 (1)	4,112	4,043
John Deere Owner Trust Series 2015-A, Class A3 1.32%, 6/17/19	4,275	4,278
John Deere Owner Trust Series 2016-A, Class A3 1.36%, 4/15/20	7,890	7,878
John Deere Owner Trust Series 2016-B, Class A3 1.25%, 6/15/20	4,495	4,480
John Deere Owner Trust Series 2016-B, Class A4 1.49%, 5/15/23	2,185	2,167

Kubota Credit Owner Trust Series 2015-1A, Class A3 1.54%, 3/15/19 (1)	15,950	15,978
Kubota Credit Owner Trust Series 2016-1A, Class A3 1.50%, 7/15/20 (1)	3,155	3,131
Marriott Vacation Club Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (1)	1,147	1,137
Marriott Vacation Club Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	4,088	4,050
MMAF Equipment Finance Series 2014-AA, Class A3 0.87%, 1/8/19 (1)	16,010	15,988
MMAF Equipment Finance Series 2015-AA, Class A3 1.39%, 10/16/19 (1)	5,875	5,875
Sierra Receivables Funding Series 2014-2A, Class A 2.05%, 6/20/31 (1)	2,162	2,160
Sierra Receivables Funding Series 2014-3A, Class A 2.30%, 10/20/31 (1)	3,068	3,066
Sierra Receivables Funding Series 2015-1A, Class A 2.40%, 3/22/32 (1)	4,220	4,212
Sierra Receivables Funding Series 2015-2A, Class A 2.43%, 6/20/32 (1)	5,357	5,356
Sierra Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	3,080	3,082
Sierra Receivables Funding Series 2016-2A, Class A 2.33%, 7/20/33 (1)	3,943	3,887
Sierra Receivables Funding Series 2016-3A, Class A 2.43%, 10/20/33 (1)	12,412	12,255

Whole Business 0.3%		
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (1)	13,426	13,720
		13,720
Total Asset-Backed Securities (Cost $1,144,216)		1,143,498

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.7%

Collateralized Mortgage Obligations 1.8%		
Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.947%, 2/25/34	217	213
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.197%, 9/25/34	770	751
Connecticut Avenue Securities Series 2014-C04, Class 2M1, CMO, ARM 2.684%, 11/25/24	282	282
Connecticut Avenue Securities Series 2015-C03, Class 1M1, CMO, ARM 2.092%, 7/25/25	1,557	1,560
Connecticut Avenue Securities Series 2015-C03, Class 2M1, CMO, ARM 2.092%, 7/25/25	4,541	4,551
Connecticut Avenue Securities Series 2016-C01, Class 2M1, CMO, ARM 2.692%, 8/25/28	13,373	13,484
Connecticut Avenue Securities Series 2016-C02, Class 1M1, CMO, ARM 2.742%, 9/25/28	4,360	4,406
Goldman Sachs Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1, CMO, ARM 2.481%, 7/25/44 (1)	2,286	2,308

Mill City Mortgage Trust Series 2016-1, Class A, CMO, ARM 2.50%, 4/25/57 (1)	2,696	2,689
Ryland-Mercury Savings Trust Series 1998-MS2, Class A, CMO, ARM 2.244%, 10/15/18	2	2
Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M1, CMO, ARM 2.034%, 9/25/24	3,455	3,470
Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1, CMO, ARM 1.492%, 10/25/27	4,673	4,681
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M1, CMO, ARM 1.942%, 4/25/28	1,566	1,568
Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M2, CMO, ARM 3.442%, 4/25/28	4,725	4,846
Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M1, CMO, ARM 1.684%, 5/25/25	1,879	1,883
Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M1, CMO, ARM 1.742%, 5/25/28	1,085	1,086
Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M1, CMO, ARM 2.034%, 7/25/28	9,707	9,746
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M1, CMO, ARM 2.342%, 9/25/28	1,914	1,919
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	8,986	9,026
Towd Point Mortgage Trust Series 2015-5, Class A1B, CMO, ARM 2.75%, 5/25/55 (1)	8,258	8,292
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	4,712	4,731

Towd Point Mortgage Trust Series 2016-1, Class A3B, CMO, ARM 3.00%, 2/25/55 (1)	5,638	5,671
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	3,375	3,380
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 8/25/55 (1)	2,890	2,872
WaMu Mortgage PTC Series 2005-4, Class CB1, CMO, ARM 1.042%, 6/25/35	72	55
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 3.056%, 9/25/35	451	450
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 3.012%, 6/25/34	384	383
		94,305
Commercial Mortgage-Backed Securities 6.8%		
Banc of America Commercial Mortgage Series 2006-5, Class AM 5.448%, 9/10/47	3	3
Banc of America Commercial Mortgage Series 2007-4, Class AM, ARM 6.007%, 2/10/51	913	935
Banc of America Merrill Large Loan Series 2014-IP, Class A, ARM 2.808%, 6/15/28 (1)	10,550	10,634
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class A1 1.378%, 9/10/46	747	747
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class A1 1.199%, 3/10/47	1,644	1,644
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A1 1.242%, 5/10/47	4,012	4,001

Citigroup Commercial Mortgage Trust Series 2014-GC23, Class A1 1.392%, 7/10/47	3,354	3,346
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class A1 1.485%, 10/10/47	1,523	1,524
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A1 1.353%, 2/10/48	5,111	5,095
Citigroup Commercial Mortgage Trust Series 2015-GC31, Class A1 1.637%, 6/10/48	8,006	8,003
Commercial Mortgage PTC Series 2014-CR15, Class A1 1.218%, 2/10/47	11,423	11,402
Commercial Mortgage PTC Series 2014-CR17, Class A1 1.275%, 5/10/47	2,992	2,985
Commercial Mortgage PTC Series 2014-CR18, Class A1 1.442%, 7/15/47	4,445	4,443
Commercial Mortgage PTC Series 2014-CR19, Class A1 1.415%, 8/10/47	4,491	4,482
Commercial Mortgage PTC Series 2014-CR20, Class A1 1.324%, 11/10/47	4,021	4,009
Commercial Mortgage PTC Series 2014-CR21, Class A1 1.494%, 12/10/47	1,803	1,801
Commercial Mortgage PTC Series 2014-LC17, Class A1 1.381%, 10/10/47	3,040	3,032
Commercial Mortgage PTC Series 2014-TSC, Class A, ARM 1.389%, 2/13/32 (1)	4,880	4,880
Commercial Mortgage PTC Series 2014-UBS2, Class A1 1.298%, 3/10/47	4,093	4,085

Commercial Mortgage PTC Series 2014-UBS4, Class A1 1.309%, 8/10/47	2,051	2,048
Commercial Mortgage PTC Series 2014-UBS5, Class A1 1.373%, 9/10/47	3,696	3,697
Commercial Mortgage PTC Series 2014-UBS6, Class A1 1.445%, 12/10/47	5,718	5,710
Commercial Mortgage PTC Series 2015-CR22, Class A1 1.569%, 3/10/48	1,690	1,687
Commercial Mortgage PTC Series 2015-CR26, Class A1 1.604%, 10/10/48	3,147	3,140
Commercial Mortgage PTC Series 2015-LC23, Class A2 3.221%, 10/10/53	14,350	14,841
Commercial Mortgage PTC Series 2015-PC1, Class A1 1.667%, 7/10/50	6,671	6,680
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A1 1.684%, 4/15/50	1,629	1,629
Goldman Sachs Mortgage Securities II Series 2013-GC13, Class A1 1.206%, 7/10/46	853	853
Goldman Sachs Mortgage Securities II Series 2014-GC20, Class A1 1.343%, 4/10/47	6,601	6,589
Goldman Sachs Mortgage Securities II Series 2014-GC22, Class A1 1.29%, 6/10/47	3,334	3,325
Goldman Sachs Mortgage Securities Trust Series 2014-GC24, Class A1 1.509%, 9/10/47	5,720	5,720
Goldman Sachs Mortgage Securities Trust Series 2015-GC28, Class A1 1.528%, 2/10/48	7,669	7,651

Goldman Sachs Mortgage Securities Trust Series 2015-GC32, Class A1 1.593%, 7/10/48	3,745	3,744
Goldman Sachs Mortgage Securities Trust Series 2016-GS3, Class A1 1.429%, 10/10/49	1,728	1,713
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2013-C14, Class A1 1.26%, 8/15/46	3,099	3,096
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C19, Class A1 1.266%, 4/15/47	2,095	2,094
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C21, Class A1 1.322%, 8/15/47	2,705	2,700
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C22, Class A1 1.451%, 9/15/47	2,006	2,005
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C23, Class A1 1.65%, 9/15/47	2,016	2,020
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C24, Class A1 1.539%, 11/15/47	1,814	1,813
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2014-C26, Class A1 1.596%, 1/15/48	16,412	16,417
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C27, Class A1 1.414%, 2/15/48	6,771	6,750
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C28, Class A1 1.445%, 10/15/48	9,323	9,299
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C29, Class A1 1.626%, 5/15/48	3,172	3,170
JPMorgan Chase Barclays Bank Commercial Mortgage Securities Series 2015-C30, Class A1 1.738%, 7/15/48	16,497	16,521

JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP7, Class AM, ARM 6.115%, 4/17/45	694	693
JPMorgan Chase Commercial Mortgage Securities Series 2014-C20, Class A1 1.268%, 7/15/47	3,137	3,129
JPMorgan Chase Commercial Mortgage Securities Series 2016-JP3, Class A1 1.462%, 8/15/49	1,586	1,571
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A1 1.313%, 10/15/46	5,928	5,923
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A1 1.25%, 2/15/47	2,411	2,403
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class A1 1.313%, 4/15/47	1,501	1,499
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A1 1.294%, 6/15/47	1,904	1,902
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A1 1.551%, 8/15/47	5,391	5,391
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class A1 1.686%, 10/15/47	4,261	4,271
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A1 1.573%, 12/15/47	10,257	10,245
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A1 1.706%, 5/15/48	6,388	6,385
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A1 1.389%, 9/15/49	2,763	2,733
Morgan Stanley Capital I Series 2015-MS1, Class A1 1.638%, 5/15/48	5,477	5,477

Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class A1 1.437%, 12/15/47	12,052	12,020
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A1 1.454%, 2/15/48	4,459	4,446
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A1 1.73%, 2/15/48	11,643	11,656
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A1 1.531%, 5/15/48	5,383	5,370
Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class A1 1.471%, 4/15/50	6,497	6,479
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class A2 3.02%, 7/15/58	13,410	13,775
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class A1 1.568%, 12/15/47	4,622	4,618
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 1.441%, 10/15/49	3,114	3,093
WF-RBS Commercial Mortgage Trust Series 2013-C16, Class A1 1.406%, 9/15/46	1,740	1,740
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A1 1.233%, 3/15/47	2,760	2,752
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A1 1.283%, 5/15/47	5,698	5,683
WF-RBS Commercial Mortgage Trust Series 2014-C21, Class A1 1.413%, 8/15/47	8,392	8,376
WF-RBS Commercial Mortgage Trust Series 2014-C22, Class A1 1.479%, 9/15/57	4,085	4,079

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 10.5%

U.S. Government Agency Obligations 9.7% (2)

Federal Home Loan Mortgage		
1.369%, 5/25/19	3,272	3,272
1.426%, 8/25/17	7,973	7,977
2.059%, 3/25/20	16,803	16,940
3.50%, 3/1/46	8,423	8,679
4.00%, 7/1/25 - 9/1/44	3,199	3,362
4.50%, 10/1/19	569	584
5.00%, 10/1/18 - 7/1/25	6,576	7,047
5.50%, 3/1/21 - 10/1/38	1,455	1,558
6.00%, 4/1/17 - 1/1/38	2,268	2,547
Federal Home Loan Mortgage, ARM		
2.598%, 1/1/36	38	40
2.619%, 2/1/37	252	267
2.664%, 1/1/37	124	133
2.685%, 2/1/37	364	385
2.719%, 10/1/33	2	2
2.74%, 11/1/34	284	300
2.75%, 4/1/37	36	38
2.786%, 6/1/38	636	676
2.841%, 9/1/35	204	216
2.862%, 2/1/34	30	32
2.875%, 6/1 - 7/1/38	651	688
2.913%, 5/1/37	278	293
2.917%, 5/1/38	427	454
2.959%, 10/1/36	1,915	2,031
2.974%, 7/1/35	381	405

3.039%, 11/1/35	96	102
3.086%, 2/1/33	5	6
3.09%, 2/1/37	559	594
3.171%, 2/1/38	1,049	1,110
5.177%, 11/1/36	64	67
5.759%, 12/1/36	110	114
Federal Home Loan Mortgage, CMO		
4.00%, 11/15/36	2,535	2,677
6.50%, 11/15/20	9	10
Federal Home Loan Mortgage, CMO, ARM, 6.28%, 10/27/31	65	74
Federal National Mortgage Assn.		
3.00%, 11/1/29 - 9/1/30	33,693	34,695
3.50%, 12/1/25 - 4/1/46	105,450	109,086
4.00%, 4/1/24 - 12/1/45	105,915	111,796
4.50%, 5/1/19 - 12/1/45	63,832	68,315
5.00%, 11/1/18 - 4/1/38	20,439	22,138
5.50%, 1/1/17 - 7/1/41	38,372	42,369
6.00%, 5/1/21 - 4/1/45	18,714	20,964
6.50%, 7/1 - 12/1/32	1,140	1,320
Federal National Mortgage Assn., ARM		
1.943%, 12/1/17	1	1
1.953%, 10/1/17 - 11/1/20	3	3
1.981%, 3/1/20	3	3
2.00%, 11/1/17	2	2
2.194%, 7/1/27	7	8
2.234%, 12/1/35	42	44
2.398%, 1/1/35	35	38
2.452%, 10/1/33	818	847
2.50%, 5/1/17	1	1

2.625%, 7/1/33	4	4
2.633%, 2/1/33	11	12
2.70%, 12/1/32	90	95
2.741%, 7/1/34	18	19
2.764%, 7/1/35	298	315
2.831%, 1/1/34	63	67
2.839%, 12/1/35	180	189
2.857%, 12/1/35	96	101
2.876%, 9/1/37	309	325
2.891%, 5/1/38	2,575	2,713
2.913%, 5/1/38	860	910
2.95%, 5/1/38	1,104	1,163
2.955%, 4/1/38	348	368
3.043%, 8/1/38	22	24
3.046%, 12/1/35	56	60
3.101%, 9/1/32	32	32
3.103%, 8/1/38	379	402
3.139%, 9/1/36	25	26
3.215%, 10/1/32	36	38
4.803%, 5/1/24	1	1
5.688%, 1/1/19	4	4
Federal National Mortgage Assn., CMO, ARM		
0.984%, 8/25/39	385	387
1.084%, 11/25/46	28,222	28,208
5.61%, 1/25/32	10	10
		509,783
U.S. Government Obligations 0.8%		
Government National Mortgage Assn.		
3.50%, 3/20/43	11,200	11,703

4.00%, 1/20/45 - 10/20/45	16,154	17,099
5.00%, 12/20/34 - 3/20/41	5,612	6,229
6.00%, 7/15/17 - 7/15/36	4,977	5,805
10.00%, 12/15/17 - 10/20/20	3	3
		40,839
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $548,094)		550,622

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 5.2%

U.S. Government Agency Obligations 0.9% (2)

Federal National Mortgage Assn., 0.875%, 8/28/17	46,105	46,119
		46,119

U.S. Treasury Obligations 4.3%

U.S. Treasury Notes, 0.875%, 10/15/18 (3)	58,420	58,183
U.S. Treasury Notes, 0.875%, 6/15/19	27,305	27,023
U.S. Treasury Notes, 1.00%, 11/15/19	54,750	54,117
U.S. Treasury Notes, 1.25%, 1/31/20	52,970	52,606
U.S. Treasury Notes, 1.625%, 11/30/20	38,255	38,112
		230,041
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $276,765)		276,160

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.4%

Owned No Guarantee 1.4%

CNOOC Finance 2014, 1.625%, 4/30/17	6,665	6,662
Electricite de France, 1.15%, 1/20/17 (1)	15,005	15,005
Petroleos Mexicanos, 3.125%, 1/23/19	2,145	2,129
Petroleos Mexicanos, 3.50%, 7/18/18	7,070	7,158

Petroleos Mexicanos, 3.50%, 7/23/20	4,995	4,862
Shenhua Overseas Capital, 2.50%, 1/20/18	16,140	16,179
Shenhua Overseas Capital, 3.125%, 1/20/20	21,255	21,407
		73,402
Total Foreign Government Obligations & Municipalities (Cost $73,182)		73,402
MUNICIPAL SECURITIES 0.3%		
California 0.1%		
Univ. of California Regents, Series Y-1 1.033%, 7/1/41 (Tender 7/1/17)	5,425	5,426
		5,426
Florida 0.2%		
Florida State Board of Administration Fin. Corp., Series A 2.163%, 7/1/19	10,855	10,959
		10,959
Total Municipal Securities (Cost $16,280)		16,385
SHORT-TERM INVESTMENTS 5.1%		
CERTIFICATES OF DEPOSIT 0.2% (4)		
Yankee 0.2%		
Credit Suisse, 1.645%, 9/12/17	12,840	12,840
		12,840
COMMERCIAL PAPER 4.2%		
4(2) 4.2% (5)		
Anheuser Busch InBev, 1.45%, 9/5/17	7,740	7,653
Anheuser Busch InBev, 1.50%, 10/10/17	4,800	4,737
AXA Financial, 1.55%, 7/24/17	25,385	25,128

Enbridge Energy Partners, 1.95%, 5/9/17	25,985	25,761
Energy Transfer Partners, 1.60%, 1/24/17	13,685	13,652
Ford Motor Credit, 1.75%, 9/1/17	25,850	25,506
Manhattan Asset Funding, 1.52%, 9/6/17	25,635	25,333
Pentair, 1.60%, 12/2/16	26,565	26,564
Plains All American Pipeline, 1.55%, 2/15/17	27,820	27,729
Vodafone Airtouch, 1.60%, 9/1/17	27,870	27,531
VW Credit, 1.75%, 9/18/17	13,350	13,161
		222,755
Money Market Funds 0.7%		
T. Rowe Price Government Reserve Fund, 0.36% (6)(7)	33,935	33,935
		33,935
Total Short-Term Investments (Cost $269,530)		269,530
Total Investments in Securities		
99.9% of Net Assets (Cost $5,252,391)		**$ 5,256,524**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,151,365 and represents 21.9% of net assets.

(2) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(3) At November 30, 2016, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(4) Yankee certificates of deposit are issued by U.S. branches of foreign banks.

(5) Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $222,755 and represents 4.2% of net assets.

(6) Seven-day yield

(7) Affiliated Company

ARM Adjustable Rate Mortgage

CMO Collateralized Mortgage Obligation

PTC Pass-Through Certificate

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 11/30/16	Year Ended 5/31/16
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 35,107	$ 66,864
Net realized gain (loss)	1,547	(20,061)
Change in net unrealized gain / loss	(12,605)	(3,190)
Increase in net assets from operations	24,049	43,613
Distributions to shareholders		
Net investment income		
Investor Class	(35,424)	(73,929)
Advisor Class	(567)	(1,352)
I Class	(6,090)	(1,560)
Tax return of capital		
Investor Class	–	(2,568)
Advisor Class	–	(3,605)
I Class	–	(3,730)
Decrease in net assets from distributions	(42,081)	(86,744)
Capital share transactions*		
Shares sold		
Investor Class	497,474	1,400,124
Advisor Class	26,722	41,149
I Class	420,635	742,136
Distributions reinvested		
Investor Class	29,815	68,421
Advisor Class	561	1,334
I Class	5,500	1,469
Shares redeemed		
Investor Class	(870,302)	(2,742,222)
Advisor Class	(43,146)	(55,778)
I Class	(203,729)	(101,905)
Decrease in net assets from capital share transactions	(136,470)	(645,272)
Net Assets		
Decrease during period	(154,502)	(688,403)
Beginning of period	5,413,656	6,102,059
End of period	**$ 5,259,154**	**$ 5,413,656**

The accompanying notes are an integral part of these financial statements.

Unaudited

Notes to Financial Statements

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has three classes of shares: the Short-Term Bond Fund (Investor Class), the Short-Term Bond Fund–Advisor Class (Advisor Class), and the Short-Term Bond Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared by each class daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions are generally declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2016:

There were no material transfers between Levels 1 and 2 during the six months ended November 30, 2016.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2016, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2016, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2016, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. As of November 30, 2016, no collateral had been posted by the fund to counterparties for bilateral derivatives. As of November 30, 2016, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $340,000 cash. As of November 30, 2016, securities valued at $1,490,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2016, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 15% of net assets.

Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2016, the notional amount of protection sold by the fund totaled $12,540,000 (0.2% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2016, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of November 30, 2016, no collateral was pledged by the fund or counterparties for TBAs.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $721,042,000 and $1,001,310,000, respectively, for the six months ended November 30, 2016. Purchases and sales of U.S. government securities aggregated $339,520,000 and $471,747,000, respectively, for the six months ended November 30, 2016.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. As of May 31, 2016, the fund had $85,710,000 of available capital loss carryforwards, which expire as follows: $7,892,000 in fiscal 2017 and $4,701,000 in fiscal 2018; $73,117,000 have no expiration.

At November 30, 2016, the cost of investments for federal income tax purposes was $5,252,391,000. Net unrealized gain aggregated $3,998,000 at period-end, of which $19,539,000 related to appreciated investments and $15,541,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.05% of the fund’s average daily net assets; prior to November 1, 2016, the individual fund fee had been 0.10%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.270% for assets in excess of $500 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2016, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, and brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until September 30, 2017, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses to exceed the I Class limit in effect at the time of the waiver. However, no repayment will be made more than three years after the date of a payment or waiver. For the six months ended November 30, 2016, the I Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and I Class. For the six months ended November 30, 2016, expenses incurred pursuant to these service agreements were $40,000 for Price Associates; $637,000 for T. Rowe Price Services, Inc.; and $99,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended November 30, 2016, the fund was charged $378,000 for shareholder servicing costs related to the college savings plans, of which $324,000 was for services provided by Price. The amount payable at period-end pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2016, approximately 11% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended November 30, 2016, the fund was allocated $185,000 of Spectrum Funds’ expenses. Of these amounts, $127,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. At November 30, 2016, approximately 7% of the outstanding shares of the Investor Class were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

As of November 30, 2016, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 35,648,358 shares of the Investor Class, representing 4% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2016, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 19, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date January 19, 2017